Management and assessment of financial risks	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Management and assessment of financial risks	Management and assessment of financial risks
The principal financial instruments held by the Group are cash and cash equivalents. The purpose of holding these instruments is to finance the ongoing business activities of the Group. It is not the Group’s policy to invest in financial instruments for speculative purposes. The Group does not use derivative financial instruments for hedging purposes.
The principal risks to which the Group is exposed to are liquidity risk, interest rate risk, foreign currency exchange risk, credit risk and fair value risk.
Liquidity risk
Liquidity risk management aims to ensure that the Group disposes of sufficient liquidity and financial resources to be able to meet present and future obligations.
The Group prepares short-term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.
Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.
The Group’s operations have consumed substantial amounts of cash since inception. Developing pharmaceutical drug candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Group expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Group will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.
The Group's estimate of its cash runway as of the date of approval of these financial statements is set forth in Note 2 - Going concern.
Interest rate risk
The Group is exposed to market risks in connection with its medium and long-term borrowings subject to variable interest rates.
Due to fluctuations in market interest rates and the refinancing of most of its indebtedness over the year ended December 31, 2023, the
Group has performed a reassessment of its exposure to interest rate risk. As of December 31, 2023, following the full repayment of the
Kreos 1 bonds, all the Group’s non-derivative financial liabilities accounted for at amortized cost bear fixed interest rates. Therefore, the Group has limited exposure.
Over the year ended December 31, 2024, the Group has drawn down the second and third tranches of the Kreos / Claret Financing, bearing variable interest rates (consisting of a fixed margin of 7.5% + European Central Bank Base Rate (MRO), with a floor at 2.5%
and a cap at 4%) and has therefore performed a reassessment of its exposure to interest rate risk. Due to the interest rate collar having a range of 150 bp, the Group concluded that it still has limited exposure.
Foreign currency risk
The Group is exposed to a risk of exchange rates fluctuations on commercial transactions performed in currencies different from the functional currency of the Group entity recording the transactions.
For the years ended December 31, 2024, 2023 and 2022, expenses in U.S. dollars totaled €10,547 thousands, €10,112 thousands and
€1,390 thousands respectively, based on the average annual exchange rate in effect as of December 31, 2024, December 31, 2023 and
December 31, 2022. As a result, an adverse 10% change in the exchange rate for the U.S. dollar against the euro would have resulted in a foreign exchange rate loss of approximately €291 thousand for 2024, €386 thousand for 2023 and a non-material amount for 2022.
At this stage, the Group has not adopted any other recurring mechanism of hedging to protect its activity against currency fluctuations.
From time to time, the Group may nevertheless subscribe currency term accounts in order to cover a commitment in currency as described above. The Group may consider in the future using a suitable policy to hedge exchange risks in a more significant manner if needed.
Credit risk
The credit risk related to the Group’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions. As of December 31, 2024, substantially all of the Group’s cash and cash equivalents were maintained with two financial institutions in France and in the United States. While the Group’s deposit accounts are insured up to the legal limit, the maintained balances may, at times, exceed this insured limit. As of December 31, 2024, the Group maintained €143,881 thousand in bank deposit accounts that are in excess of the legally insured limit in two legally insured financial institutions. The Group has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk related to these instruments.
The credit risk related to the Group’s other receivables and related account is minimal. In particular, the credit risk related to advances made to CROs (see Note 9) is deemed insignificant due to their credit ratings.